Securitizations and Other Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entity [Line Items]
Mortgage Related Securitizations
The table below summarizes select information related to first-lien mortgage securitizations for 2014 and 2013.

First-lien Mortgage Securitizations

	Residential Mortgage
	Agency		Non-agency - Subprime		Commercial Mortgage
(Dollars in millions)	2014	2013	2014	2013	2014	2013
Cash proceeds from new securitizations (1)	$36,905	$49,888	$809	$—	$5,710	$5,326
Gain on securitizations (2)	371	81	49	—	68	119

(1)
The Corporation transfers residential mortgage loans to securitizations sponsored by the GSEs or GNMA in the normal course of business and receives RMBS in exchange which may then be sold into the market to third-party investors for cash proceeds.

(2)
Substantially all of the first-lien residential and commercial mortgage loans securitized are initially classified as LHFS and accounted for under the fair value option. As such, gains are recognized on these LHFS prior to securitization. The Corporation recognized $715 million and $2.0 billion of gains, net of hedges, on loans securitized during 2014 and 2013.

First Lien Mortgages
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The table below summarizes select information related to first-lien mortgage securitization trusts in which the Corporation held a variable interest at December 31, 2014 and 2013.

First-lien Mortgage VIEs

	Residential Mortgage
			Non-agency
	Agency		Prime		Subprime		Alt-A		Commercial Mortgage
	December 31		December 31						December 31
(Dollars in millions)	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013
Unconsolidated VIEs
Maximum loss exposure (1)	$14,918	$21,140	$1,288	$1,527	$3,167	$591	$710	$437	$352	$432
On-balance sheet assets
Senior securities held (2):
Trading account assets	$584	$650	$3	$—	$14	$1	$81	$3	$54	$14
Debt securities carried at fair value	13,473	19,451	816	988	2,811	220	383	109	76	306
Held-to-maturity securities	837	1,012	—	—	—	—	—	—	42	—
Subordinate securities held (2):
Trading account assets	—	—	—	—	—	8	1	—	58	13
Debt securities carried at fair value	—	—	12	15	5	6	—	—	58	53
Held-to-maturity securities	—	—	—	—	—	—	—	—	15	—
Residual interests held	—	—	10	13	—	—	—	—	22	16
All other assets (3)	24	27	56	71	1	1	245	325	—	—
Total retained positions	$14,918	$21,140	$897	$1,087	$2,831	$236	$710	$437	$325	$402
Principal balance outstanding (4)	$397,055	$437,765	$20,167	$25,104	$32,592	$36,854	$50,054	$56,454	$20,593	$19,730

Consolidated VIEs
Maximum loss exposure (1)	$38,345	$42,420	$77	$79	$206	$183	$—	$—	$—	$—
On-balance sheet assets
Trading account assets	$1,538	$1,640	$—	$—	$30	$—	$—	$—	$—	$—
Loans and leases	36,187	40,316	130	140	768	803	—	—	—	—
Allowance for loan and lease losses	(2)	(3)	—	—	—	—	—	—	—	—
All other assets	623	474	6	—	15	7	—	—	—	—
Total assets	$38,346	$42,427	$136	$140	$813	$810	$—	$—	$—	$—
On-balance sheet liabilities
Long-term debt	$1	$7	$56	$61	$770	$803	$—	$—	$—	$—
All other liabilities	—	—	3	—	13	7	—	—	—	—
Total liabilities	$1	$7	$59	$61	$783	$810	$—	$—	$—	$—

(1)
Maximum loss exposure excludes the liability for representations and warranties obligations and corporate guarantees and also excludes servicing advances and other servicing rights and obligations. For additional information, see Note 7 – Representations and Warranties Obligations and Corporate Guarantees and Note 23 – Mortgage Servicing Rights.

(2)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2014 and 2013, there were no OTTI losses recorded on those securities classified as AFS debt securities.

(3)
Not included in the table above are all other assets of $635 million and $1.6 billion, representing the unpaid principal balance of mortgage loans eligible for repurchase from unconsolidated residential mortgage securitization vehicles, principally guaranteed by GNMA, and all other liabilities of $635 million and $1.6 billion, representing the principal amount that would be payable to the securitization vehicles if the Corporation was to exercise the repurchase option, at December 31, 2014 and 2013.

(4)	Principal balance outstanding includes loans the Corporation transferred with which it has continuing involvement, which may include servicing the loans.

Home equity lines of credit
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The table below summarizes select information related to home equity loan securitization trusts in which the Corporation held a variable interest at December 31, 2014 and 2013.

Home Equity Loan VIEs

	December 31
	2014			2013
(Dollars in millions)	Consolidated VIEs	Unconsolidated VIEs	Total	Consolidated VIEs	Unconsolidated VIEs	Total
Maximum loss exposure (1)	$991	$5,224	$6,215	$1,269	$6,217	$7,486
On-balance sheet assets
Trading account assets	$—	$14	$14	$—	$12	$12
Debt securities carried at fair value	—	39	39	—	25	25
Loans and leases	1,014	—	1,014	1,329	—	1,329
Allowance for loan and lease losses	(56)	—	(56)	(80)	—	(80)
All other assets	33	—	33	20	—	20
Total	$991	$53	$1,044	$1,269	$37	$1,306
On-balance sheet liabilities
Long-term debt	$1,076	$—	$1,076	$1,450	$—	$1,450
All other liabilities	—	—	—	90	—	90
Total	$1,076	$—	$1,076	$1,540	$—	$1,540
Principal balance outstanding	$1,014	$6,362	$7,376	$1,329	$7,542	$8,871

(1)
For unconsolidated VIEs, the maximum loss exposure includes outstanding trust certificates issued by trusts in rapid amortization, net of recorded reserves, and excludes the liability for representations and warranties obligations and corporate guarantees.

Credit Card Receivable
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The table below summarizes select information related to consolidated credit card securitization trusts in which the Corporation held a variable interest at December 31, 2014 and 2013.

Credit Card VIEs

	December 31
(Dollars in millions)	2014	2013
Consolidated VIEs
Maximum loss exposure	$43,139	$49,621
On-balance sheet assets
Derivative assets	$1	$182
Loans and leases (1)	53,068	61,241
Allowance for loan and lease losses	(1,904)	(2,585)
Loans held-for-sale	—	386
All other assets (2)	391	2,281
Total	$51,556	$61,505
On-balance sheet liabilities
Long-term debt	$8,401	$11,822
All other liabilities	16	62
Total	$8,417	$11,884

(1)	At December 31, 2014 and 2013, loans and leases included $36.9 billion and $41.2 billion of seller’s interest.

(2)	At December 31, 2014 and 2013, all other assets included restricted cash, certain short-term investments, and unbilled accrued interest and fees.

Other Asset-backed Securitizations
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The table below summarizes select information related to other asset-backed securitizations in which the Corporation held a variable interest at December 31, 2014 and 2013.

Other Asset-backed VIEs

	Resecuritization Trusts		Municipal Bond Trusts		Automobile and Other Securitization Trusts
	December 31		December 31		December 31
(Dollars in millions)	2014	2013	2014	2013	2014	2013
Unconsolidated VIEs
Maximum loss exposure	$8,569	$11,913	$2,100	$2,192	$77	$81
On-balance sheet assets
Senior securities held (1, 2):
Trading account assets	$767	$971	$25	$53	$6	$1
Debt securities carried at fair value	6,945	10,866	—	—	61	70
Held-to-maturity securities	740	—	—	—	—	—
Subordinate securities held (1, 2):
Trading account assets	37	—	—	—	—	—
Debt securities carried at fair value	73	71	—	—	—	—
Residual interests held (3)	7	5	—	—	—	—
All other assets	—	—	—	—	10	10
Total retained positions	$8,569	$11,913	$25	$53	$77	$81
Total assets of VIEs (4)	$28,065	$40,924	$3,314	$3,643	$1,276	$1,788

Consolidated VIEs
Maximum loss exposure	$654	$164	$2,440	$2,667	$92	$94
On-balance sheet assets
Trading account assets	$1,295	$319	$2,452	$2,684	$—	$—
Loans and leases	—	—	—	—	—	680
Loans held-for-sale	—	—	—	—	555	—
All other assets	—	—	—	—	54	61
Total assets	$1,295	$319	$2,452	$2,684	$609	$741
On-balance sheet liabilities
Short-term borrowings	$—	$—	$1,032	$1,073	$—	$—
Long-term debt	641	155	12	17	516	646
All other liabilities	—	—	—	—	1	1
Total liabilities	$641	$155	$1,044	$1,090	$517	$647

(1)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2014 and 2013, there were no OTTI losses recorded on those securities classified as AFS debt securities.

(2)	The retained senior and subordinate securities were valued using quoted market prices or observable market inputs (Level 2 of the fair value hierarchy).

(3)	The retained residual interests are carried at fair value which was derived using model valuations (Level 2 of the fair value hierarchy).

(4)	Total assets include loans the Corporation transferred with which the Corporation has continuing involvement, which may include servicing the loan.

Other Variable Interest Entities
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The table below summarizes select information related to other VIEs in which the Corporation held a variable interest at December 31, 2014 and 2013.

Other VIEs

	December 31
	2014			2013
(Dollars in millions)	Consolidated	Unconsolidated	Total	Consolidated	Unconsolidated	Total
Maximum loss exposure	$7,981	$12,391	$20,372	$9,716	$12,523	$22,239
On-balance sheet assets
Trading account assets	$1,575	$355	$1,930	$3,769	$1,420	$5,189
Derivative assets	5	284	289	3	739	742
Debt securities carried at fair value	—	483	483	—	1,944	1,944
Loans and leases	4,020	2,693	6,713	4,609	270	4,879
Allowance for loan and lease losses	(6)	—	(6)	(6)	—	(6)
Loans held-for-sale	1,267	814	2,081	998	85	1,083
All other assets	1,641	6,374	8,015	1,734	6,167	7,901
Total	$8,502	$11,003	$19,505	$11,107	$10,625	$21,732
On-balance sheet liabilities
Short-term borrowings	$—	$—	$—	$77	$—	$77
Long-term debt (1)	1,834	—	1,834	4,487	—	4,487
All other liabilities	105	2,643	2,748	93	2,538	2,631
Total	$1,939	$2,643	$4,582	$4,657	$2,538	$7,195
Total assets of VIEs	$8,502	$41,467	$49,969	$11,107	$38,505	$49,612

(1)
Includes $584 million, $0 and $780 million of long-term debt at December 31, 2014 and $1.2 billion, $1.3 billion and $780 million of long-term debt at December 31, 2013 issued by consolidated customer vehicles, CDO vehicles and investment vehicles, respectively, which has recourse to the general credit of the Corporation.